Operating and Direct Financing Leases - Net Investment in Direct Financing Leases - Additional Information (Detail) $ in Millions	12 Months Ended
Dec. 31, 2015 USD ($) Vessel m³
Direct Financing Lease [Member]
Property Subject to or Available for Operating Lease [Line Items]
Purchase price of each vessel less upfront prepayment	$ 205.0
Upfront prepayment	51.0
Upfront fee	1.0
Minimum scheduled future revenues to be received by company in next 12 months	83.9
Minimum scheduled future revenues to be received by company in second year	207.9
Minimum scheduled future revenues to be received by company in third year	173.7
Minimum scheduled future revenues to be received by company in fourth year	39.1
Minimum scheduled future revenues to be received by company in fifth year	$ 39.2
Liquefied Natural Gas [Member]
Property Subject to or Available for Operating Lease [Line Items]
Number of capital leased assets | Vessel	2
FSO [Member]
Property Subject to or Available for Operating Lease [Line Items]
Number of capital leased assets | Vessel	1
Awilco LNG carriers [Member]
Property Subject to or Available for Operating Lease [Line Items]
Number of vessels | Vessel	2
Volume of vessels | m³	155,900
Fixed-rate charter period, extension	1 year
Awilco LNG carriers [Member] | Maximum [Member]
Property Subject to or Available for Operating Lease [Line Items]
Capital lease arrangement period, lessor	five-year fixed rate
Awilco LNG carriers [Member] | Minimum [Member]
Property Subject to or Available for Operating Lease [Line Items]
Capital lease arrangement period, lessor	four-year fixed rate